Form 13F Report for the Calendar Year or Quarter Ended:    6/30/2005

Check here if Amendment [  ]; Amendment Number:            ____
    This Amendment (check only one):                       [  ] is a restatement
                                                           [  ] adds new
                                                                holdings entries

Institutional Investment Manager Filing this Report:

Name:       Horizon Bancorp
Address:  515 Franklin Square
                    Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Foglesong
Title:       Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer             Michigan City, IN
-----------------------------------------------             -----------------
                                                            Place
8/3/2005
Date

Report Type (check only one):
                                          [ X ] 13F Holdings Report
                                                    [  ] 13F Notice
                                        [  ] 13F Combination Report

List of Other Managers Reporting for
this Manager:                              Horizon Trust & Investment Management




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Report Summary:

Number of Other Included Managers:                                           1

Form 13F Information Table Entry Total:                                     53

Form 13F Information Table Value Total:                            $49,766,794


List of Other Included Managers:           Horizon Trust & Investment Management



                                                                             INVESTMENT
                                                                            DIRECTION (6)                      VOTING AUTHORITY (8)
                                                                       -----------------------                ----------------------
                                                             SHARES/         SHARED-  SHARED-    OTHER
   NAME OF ISSUER (1)     TYPE (2) CUSIP (3)   MARKET (4)    PV (5)    SOLE  DEFINED   OTHER    MANAGERS (7)  SOLE  SHARED    NONE
  ------------------      -------- ---------   ----------   --------   ------------------------------------   ----------------------

Abbott Laboratories      Equity    002824100     548667        11195       0   11195       0   Not Applicable  1646     0      9549
Aberdeen Asia-Pac
Income Fund              Equity    003009107      63000        10000       0   10000       0                      0     0     10000
Alcoa Inc Com Stk        Equity    013817101     640368        24507    9991   14516       0                   7076     0     17431
Alltel Corp              Equity    020039103    1146263        18405    7860   10545       0                   5240    50     13115
Altria Group, Inc.       Equity    02209S103     933626        14439       0   14439       0                   1550     0     12889
American Express
Company                  Equity    025816109     205521         3861       0    3861       0                      0     0      3861
Amgen Inc                Equity    031162100     931628        15409    6830    8579       0                   4231     0     11178
Apache Corp              Equity    037411105    1156469        17902    7668   10234       0                   4739     0     13163
BP Amoco PLC, ADR's      Equity    055622104    1752192        28089       0   28089       0                    475     0     27614
Berkshire Hathaway
Inc Del Cl A             Equity    084670108     417500            5       0       5       0                      0     0         5
Berkshire Hathaway,
Inc. Cl B                Equity    084670207     509381          183       7     176       0                      2     0       181
Cendant Corp.            Equity    151313103     905314        40470   17497   22973       0                  10938     0     29532
Chevron Corporation      Equity    166764100    1368251        24468    8568   15900       0                   6683     0     17785
Citigroup, Inc.          Equity    172967101    1387316        30009   11311   18698       0                   7946     0     22063
Coca-Cola Company        Equity    191216100     203072         4864       0    4864       0                    815   150      3899
Costco Wholesale Corp    Equity    22160K105     471857        10549    4733    5816       0                   2894     0      7655
DNP Select Income
Fund Inc.                Equity    23325P104    2604352       225290   36078  189212       0                  35785  1500    188005
Du Pont DE Nemours       Equity    263534109     606957        14112    4504    9608       0                   3825   100     10187
Exxon Mobil Corp         Equity    30231G102     403899         7028       0    7028       0                    400     0      6628
General Electric
Company                  Equity    369604103    2242132        64708   17343   47365       0                  17743     0     46965
Goldman Sachs Group      Equity    38141G104     952867         9340    4446    4894       0                   2596     0      6744
Harley-Davidson          Equity    412822108     976773        19693    8090   11603       0                   5351   100     14242
Home Depot
Incorporated             Equity    437076102    1194541        30708   12100   18608       0                   7907     0     22801
Hubbell Inc Cl B         Equity    443510201     241448         5475       0    5475       0                      0     0      5475
International
Business Machines
Corp                     Equity    459200101     972910        13112    4717    8395       0                   2869     0     10243
Intuit                   Equity    461202103     652291        14460    6466    7994       0                   3893     0     10567
Ishares Goldman
Sachs Tech I             Equity    464287549    2146016        49780   22173   27607       0                  13991    95     35694
Johnson & Johnson        Equity    478160104    1373580        21132    6944   14188       0                   5204    40     15888
L-3 Communications
Holdings, Inc.           Equity    502424104    1087053        14195    6104    8091       0                   3990     0     10205
Laboratory Corp
of Amer Hldgs            Equity    50540R409     525447        10530    5258    5272       0                   3009     0      7521
Estee Lauder
Cosmetics Inc Cl A       Equity    518439104     459230        11736    5742    5994       0                   3189     0      8547



MBNA Corporation         Equity    55262L100    1545245        59069   18461   40608       0                  13602   375     45092
Medimmune Inc            Equity    584699102     414187        15501    6324    9177       0                   4052     0     11449
Medtronic Inc            Equity    585055106    1028498        19859    8245   11614       0                   5368   100     14391
Microsoft
Corporation              Equity    594918104    1192370        48002   18684   29318       0                  12036     0     35966
Nisource Inc             Equity    65473P105     201525         8149       0    8149       0                    300     0      7849
N. Fork
Bancorporation Inc       Equity    659424105     836408        29776   13166   16610       0                   8624     0     21152
Northern Trust Corp      Equity    665859104    1050713        23047    9063   13984       0                   6280   200     16567
Omnicom Group Inc        Equity    681919106     820082        10269    4714    5555       0                   2848     0      7421
Pepsico Inc              Equity    713448108    1031627        19129    6952   12177       0                   6509     0     12620
Pfizer Inc.              Equity    717081103    1170606        42444   15400   27044       0                  10604     0     31840
Procter & Gamble CO      Equity    742718109     896064        16987    6792   10195       0                   5114     0     11873
Qualcomm Inc             Equity    747525103     371495        11254    4347    6907       0                   2932     0      8322
Royal Dutch
Petroleum                Equity    780257804    1675718        25820    9087   16733       0                   6813     0     19007
Starbucks Corp           Equity    855244109     766324        14834    6112    8722       0                   4129     0     10705
Teva Pharmaceutical
Inds Ltd                 Equity    881624209    1196212        38414   15208   23206       0                  10800     0     27614
Tyco
International Ltd.       Equity    902124106    1060369        36314   15426   20888       0                   9362     0     26952
Vectren Corp             Equity    92240G101     257880         8976       0    8976       0                      0     0      8976
Wal-Mart Stores Inc      Equity    931142103     985690        20450    7757   12693       0                   5719     0     14731
Walgreen CO              Equity    931422109    1574008        34225    9590   24635       0                   7116     0     27109
Wellpoint Inc            Equity    94973V107     312266         4484       0    4484       0                   1892   200      2392
Wells Fargo
& CO New                 Equity    949746101    1717897        27897    8173   19724       0                   7148   100     20649
Flextronics
International Ltd        Equity    Y2573F102     581689        44034   18278   25756       0                  11081     0     32953


                                            ------------------------------------------------                -----------------------
                                            $49,766,794    1,324,588 416,209 908,379       0                306,316 3,010 1,015,262
                                            ================================================                =======================
